Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Mar. 26, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
ATAC Rotation Fund - Investor Class
Account Value [Line Items]
Account Value	$ 16,228	$ 15,689	$ 14,413	$ 13,887	$ 13,531	$ 14,354	$ 14,047	$ 13,636	$ 14,221	$ 12,355	$ 11,391	$ 11,990	$ 12,406	$ 13,608	$ 13,380	$ 12,996	$ 12,973	$ 12,762	$ 14,660	$ 15,090	$ 13,928	$ 14,523	$ 13,947	$ 12,854	$ 13,782	$ 14,701	$ 14,020	$ 15,739	$ 15,931	$ 17,234	$ 17,696	$ 18,076	$ 18,771	$ 18,227	$ 19,521	$ 18,501	$ 19,722	$ 19,704	$ 19,736	$ 20,851	$ 20,989	$ 20,609	$ 21,505	$ 21,953	$ 20,984	$ 18,875	$ 18,005	$ 18,094	$ 19,242	$ 19,291	$ 17,427	$ 17,407	$ 16,469	$ 13,975	$ 13,926	$ 13,203	$ 12,164	$ 12,064	$ 12,109	$ 12,197	$ 12,501	$ 12,209	$ 12,617	$ 11,928	$ 11,784	$ 11,483	$ 12,048	$ 12,489	$ 11,291	$ 10,892	$ 11,383	$ 13,013	$ 13,084	$ 13,016	$ 13,353	$ 13,242	$ 12,327	$ 12,501		$ 12,418	$ 14,091	$ 12,751	$ 12,256	$ 12,311	$ 12,176	$ 11,496	$ 11,211	$ 11,003	$ 10,754	$ 10,948	$ 10,813	$ 10,973	$ 10,579	$ 10,045	$ 9,742	$ 9,369	$ 9,778	$ 9,848	$ 9,767	$ 9,654	$ 9,347	$ 9,617	$ 9,522	$ 8,550	$ 8,400	$ 9,252	$ 9,983	$ 9,880	$ 10,158	$ 9,672	$ 9,672	$ 9,464	$ 9,924	$ 9,928	$ 9,928	$ 9,687	$ 9,869	$ 9,095	$ 9,439	$ 9,344	$ 9,264	$ 10,000
ATAC Rotation Fund - Institutional Class
Account Value [Line Items]
Account Value	33,524	32,406	29,761	28,671	27,926	29,621	28,987	28,130	29,332	25,476	23,482	24,712	25,569	28,037	27,553	26,761	26,715	26,268	30,170	31,055	28,652	29,872	28,680	26,426	28,335	30,208	28,810	32,331	32,723	35,387	36,327	37,101	38,526	37,399	40,044	37,939	40,435	40,389	40,445	42,727	42,997	42,205	44,031	44,944	42,950	38,628	36,842	37,014	39,352	39,442	35,632	35,582	33,656	28,553	28,454	26,964	24,841	24,628	24,710	24,889	25,500	24,897	25,728	24,319	24,018	23,399	24,547	25,443	23,000	22,173	23,180	26,482	26,619	26,482	27,167	26,933	25,064	25,411	$ 25,000
S&P 500® Total Return Index
Account Value [Line Items]
Account Value	33,882	33,080	32,682	31,550	30,059	31,339	30,363	28,824	28,347	27,115	24,846	25,380	26,650	27,082	26,239	24,612	24,506	24,129	23,275	23,857	22,446	23,819	22,558	20,869	22,986	23,963	21,940	23,914	23,870	26,150	25,214	25,992	27,411	26,235	26,418	24,688	25,893	25,129	24,546	23,986	23,819	22,612	21,664	21,082	21,297	20,509	18,485	18,990	19,740	18,417	17,434	17,094	16,317	14,463	16,501	17,981	17,988	17,461	16,849	16,492	16,189	16,450	16,217	15,149	16,177	15,547	15,251	14,777	13,680	15,038	14,738	15,819	15,730	15,233	14,687	14,597	14,254	14,199		14,569	15,127	14,308	14,150	13,729	13,416	13,145	13,105	12,841	12,761	12,584	12,456	12,442	11,967	11,744	11,516	11,105	11,311	11,309	11,293	10,892	10,864	10,672	10,631	9,955	9,969	10,489	10,657	10,626	9,799	10,048	10,693	10,474	10,680	10,545	10,444	10,612	10,036	10,346	10,372	10,101	9,860	10,000
Lipper Flexible Portfolio Fund Total Return Index
Account Value [Line Items]
Account Value	18,271	17,985	17,577	17,443	16,964	17,438	16,976	16,704	16,708	16,007	15,130	15,478	15,982	16,248	15,767	15,271	15,474	15,342	15,110	15,540	14,750	15,198	14,299	13,685	14,768	15,264	14,487	15,483	15,405	16,477	16,380	16,715	17,391	16,899	17,282	16,681	17,177	16,875	16,757	16,648	16,445	15,920	15,605	15,245	15,301	14,747	13,533	13,988	14,258	13,747	13,201	12,653	12,157	11,201	12,638	13,257	13,304	12,986	12,743	12,561	12,449	12,552	12,520	11,964	12,406	12,126	11,979	11,756	11,085	11,625	11,505	12,116	12,102	12,054	11,824	11,833	11,787	11,746		$ 11,835	$ 12,193	$ 11,805	$ 11,703	$ 11,576	$ 11,442	$ 11,309	$ 11,268	$ 11,065	$ 11,023	$ 10,877	$ 10,742	$ 10,662	$ 10,444	$ 10,224	$ 10,105	$ 10,066	$ 10,201	$ 10,139	$ 10,112	$ 9,818	$ 9,791	$ 9,762	$ 9,630	$ 9,181	$ 9,184	$ 9,541	$ 9,689	$ 9,740	$ 9,291	$ 9,530	$ 9,938	$ 9,887	$ 10,074	$ 10,053	$ 9,933	$ 10,047	$ 9,777	$ 9,788	$ 9,910	$ 9,823	$ 9,763	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	59,272	57,868	57,172	55,192	52,585	54,824	53,115	50,423	49,589	47,434	43,465	44,398	46,621	47,375	45,901	43,056	42,870	42,211	40,716	41,734	39,267	41,668	39,462	36,507	40,210	41,919	38,381	41,834	41,757	45,746	44,109	45,470	47,951	45,894	46,215	43,189	45,295	43,959	42,939	41,959	41,668	39,557	37,897	36,880	37,257	35,877	32,337	33,221	34,533	32,217	30,498	29,903	28,543	25,300	28,865	31,455	31,467	30,545	29,475	28,850	28,320	28,776	28,369	26,501	28,299	27,198	26,680	25,850	23,932	26,307	25,782	27,673	27,517	26,648	25,692	25,535	24,934	24,839	25,000
Lipper Flexible Portfolio Fund Index
Account Value [Line Items]
Account Value	$ 38,840	$ 38,231	$ 37,365	$ 37,079	$ 36,061	$ 37,068	$ 36,087	$ 35,509	$ 35,517	$ 34,027	$ 32,163	$ 32,903	$ 33,974	$ 34,540	$ 33,516	$ 32,463	$ 32,895	$ 32,613	$ 32,119	$ 33,034	$ 31,355	$ 32,307	$ 30,397	$ 29,090	$ 31,394	$ 32,447	$ 30,795	$ 32,913	$ 32,748	$ 35,027	$ 34,819	$ 35,532	$ 36,970	$ 35,924	$ 36,738	$ 35,460	$ 36,515	$ 35,873	$ 35,621	$ 35,390	$ 34,958	$ 33,842	$ 33,173	$ 32,406	$ 32,526	$ 31,349	$ 28,768	$ 29,735	$ 30,310	$ 29,223	$ 28,063	$ 26,897	$ 25,842	$ 23,811	$ 26,865	$ 28,180	$ 28,280	$ 27,605	$ 27,088	$ 26,702	$ 26,464	$ 26,682	$ 26,615	$ 25,432	$ 26,373	$ 25,778	$ 25,465	$ 24,990	$ 23,565	$ 24,712	$ 24,456	$ 25,755	$ 25,725	$ 25,624	$ 25,135	$ 25,154	$ 25,055	$ 24,969	$ 25,000